Stockholders' Equity and Stock Based Compensation (Details 1) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 16, 2014	Jun. 30, 2014 Common Stock Warrants [Member] Warrant A-1 [Member]	Dec. 31, 2013 Common Stock Warrants [Member] Warrant A-1 [Member]	Jun. 30, 2014 Common Stock Warrants [Member] Warrant A-2 [Member]	Dec. 31, 2013 Common Stock Warrants [Member] Warrant A-2 [Member]	Jun. 30, 2014 Common Stock Warrants [Member] Warrant A-3 [Member]	Dec. 31, 2013 Common Stock Warrants [Member] Warrant A-3 [Member]	Jun. 30, 2014 Common Stock Warrants [Member] Warrant A-4 [Member]	Dec. 31, 2013 Common Stock Warrants [Member] Warrant A-4 [Member]
Issued in connection with or for		Debt	Debt	Services	Services	Services	Services	Services	Services
Number	500,000	1,750,000 [1]	1,750,000 [2]	1,000,000	1,000,000	500,000	500,000	1,000,000	1,000,000
Exercise Price		$ 0.10	$ 0.10	$ 0.15	$ 0.15	$ 0.50	$ 0.50	$ 1.00	$ 1.00
Date of Issue		December 2012	December 2012	May 2013	May 2013	June 2013	June 2013	October 2013	October 2013
Date Vest		December 2013	December 2013	May 2014	May 2014	June 2014	June 2014	October 2013	October 2013
Date of Expiration		December 2015	December 2015	May 2018	May 2018	June 2018	June 2018	October 2016	October 2016

[1]	1,250,000 shares were exercised on December 18, 2013. We issued the shares in the name of the investor on December 18, 2013 in anticipation of payment. At December 31, 2013 we had not received payment and recorded a stock subscription receivable from the investor. On January 24, 2014 we received the proceeds and released the shares to the investor.
[2]	1,250,000 shares were exercised on December 18, 2013. We issued the shares in the name of the investor on December 18, 2013 in anticipation of payment. At December 31, 2013 we had not received payment and recorded a stock subscription receivable form the investor. On January 24, 2014 we received the proceeds and released the shares to the investor.